RELATED PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2026
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS [Text Block]

14. RELATED PARTY TRANSACTIONS

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Company directly or indirectly, including any directors (executive and non-executive) of the Company.

The Company defines key management personnel as its key executive management and Board of Directors. In addition to their salaries, the Company provides a benefit plan and other allowances to its key management personnel. Key management personnel are also granted stock options at the discretion of the Board of Directors.

On September 3, 2025, the Company's CEO resigned his position as CEO and as a member of the Board of Directors effective immediately, to become the full-time CEO of Altek Advanced Materials Inc. ("Altek"), a Nevada incorporated private company focused on the commercialization of advanced material technologies in the United States of which the Company's former CEO owns more than a 50% beneficial equity interest. The Company has entered into a non-arm's length, binding letter of intent with Altek to negotiate one or more non-exclusive licensing agreements relating to the Company's various technologies. On October 6, 2025, the Company's former Chief Science Officer joined the board of Altek as a director.

The remuneration of key management personnel during the years ended March 31, 2026 and 2025 were as follows:

	2026	2025
	$	$

Directors fees	245,416	252,500
Salaries and benefits	1,121,666	1,010,201
Share-based compensation	1,107,256	1,191,219
Total remuneration of key management personnel	2,474,338	2,453,920